Prepaid Expenses and Deposits, net - Schedule of Prepaid Expenses and Other Current Assets (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental and utility deposits	$ 445,272	$ 56,723	$ 445,272
Prepaid insurance	34,808	4,434	863,840
Prepaid legal and professional fees	3,002,173	382,447	4,043,686
Prepaid marketing	5,611,109	714,800	8,731,108
Prepaid repair and maintenance	60,147	7,662	80,737
Prepaid hardware/software procurement	11,045	1,407	0
Prepaid others	20,579	2,622	25,553
Total prepaid expenses and deposits	9,185,133	1,170,095	14,190,196
Less: allowance for credit losses	(121,181)	(15,437)	(103,182)	$ (13,144)	$ (103,182)
Prepaid expenses and deposits, net	9,063,952	1,154,658	14,087,014
Less: amount classified as prepaid expenses and deposits, non-current	(219,040)	(27,904)	(3,546,051)
Prepaid expense and other current assets, current	$ 8,844,912	$ 1,126,754	$ 10,540,963